INCOME TAXES (Details 2) (USD $)	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011
Income Tax Disclosure [Abstract]
Accrued expenses		$ 27,000	$ 27,000
Deferred income		158,000	147,000
Defined benefit pension		2,014,000	1,553,000
Asset impairment		1,408,000	2,132,000
AMT credit carryforward		424,000	364,000
Net operating losses		4,662,000	6,287,000
Valuation allowance		(2,528,000)	(2,778,000)
Contribution carryforward		32,000	32,000
Stock options		164,000	164,000
Deferred tax asset		6,361,000	7,928,000
Depreciation		6,777,000	9,398,000
Land basis		66,000	834,000
[DeferredIncomeTaxLiabilities]		6,843,000	10,232,000
Deferred income tax liability, net	$ 22,633	$ 481,633	$ 2,303,708